Share-based Compensation - Additional Information (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2021 USD ($) Vote $ / shares shares	Jul. 31, 2020	Jul. 31, 2019	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	May 31, 2021 $ / shares shares	Mar. 31, 2021 tranche $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average period of unrecognized compensation cost				4 years 10 days	4 years 10 days
Options vested (in shares) | shares				12,773,824	12,773,824
Conversion ratio, class B to class A ordinary shares	1
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Total fair value of the restricted shares				$ 196,799,000	¥ 1,397,252	$ 2,384,000	$ 0
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Contractual term (in years)			10 years
2019 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares				141,083,452				141,083,452
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Contractual term (in years)		10 years
Vesting period (in years)		5 years
Vesting percentage		20.00%
Vested after service period (in years)		1 year
2020 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares				165,696,625				165,696,625
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Granted (in shares) | shares				0	0	579,600	36,987,700
Weighted average grant date fair value of options granted | $ / shares						$ 16.05	$ 15.78
Unrecognized compensation expenses				$ 59,539,000				¥ 422,719
Weighted average period of unrecognized compensation cost				2 years 3 months 25 days	2 years 3 months 25 days
Number of vested and exercisable options (in shares) | shares				43,618,062		46,292,444		43,618,062
Average exercise price (in USD per share) | $ / shares				$ 0.10		$ 0.10
Total intrinsic value of options exercised				$ 174,170,000	¥ 1,236,589	$ 84,635,000	$ 97,252,000
The total fair value of options vested				95,174,000	¥ 675,725	$ 110,880,000	$ 4,387,000
2019 and 2020 Share Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation expenses				$ 568,141,000				¥ 4,033,744
2019 and 2020 Share Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | $ / shares							$ 14.42
2019 and 2020 Share Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | $ / shares							$ 17.35
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Granted (in shares) | shares				0	0	0	108,557,400
Weighted average grant date fair value of options granted | $ / shares							$ 4.96
Unrecognized compensation expenses				$ 538,445,000				¥ 3,822,906
Exercise price per share | $ / shares										$ 14.63
Exercise price per share ADS | $ / shares										$ 29.26
Number of tranches										6
Number of option granted per tranche | shares										18,092,900
Number of votes | $	10
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle										500,000
Weighted Average Remaining Contractual Life										500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle										1,000,000
Weighted Average Remaining Contractual Life										1,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle										1,500,000
Weighted Average Remaining Contractual Life										1,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle										2,000,000
Weighted Average Remaining Contractual Life										2,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle										2,500,000
Weighted Average Remaining Contractual Life										2,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Six
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle										3,000,000
Weighted Average Remaining Contractual Life										3,000,000
2021 Share Incentive Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of votes | Vote	1
2021 Share Incentive Plan | Class B Ordinary Shares | Mr. Li Xiang
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares	108,557,400								108,557,400	108,557,400
Exercise price per share | $ / shares	$ 14.63								$ 14.63